1. Significant Accounting Policies (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net income, as reported	$ 2,371,300	$ 2,261,943	$ 2,419,298	$ 1,771,905	$ 2,142,603	$ 2,269,732	$ 2,002,654	$ 1,982,543	$ 8,824,446	$ 8,397,532
Less: dividends to preferred shareholders									87,500	103,125
Net income available to common shareholders									$ 8,736,946	$ 8,294,407
Weighted average number of common shares used in calculating earnings per share									5,204,768	5,139,297
Earnings per common share	$ 0.45	$ 0.43	$ 0.46	$ 0.34	$ 0.40	$ 0.44	$ 0.39	$ 0.38	$ 1.68	$ 1.61